The Finite Solar Finance Fund

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
600,000	PRIVATE FINANCING - 31.3% SOLAR DEVELOPMENT - 28.8% Azimuth Renewables, LLC (a) (b)		15.000	1/24/2024	600,000
275,000	WayPoint Partners, LLC (a) (c)	SOFR6MTH + 7.0%	11.670	7/31/2023	275,000
					875,000
75,000	FINANCIAL - 2.5% OtoPilot, LLC (a) (c)	SOFR6MTH + 8.0%	12.710	11/30/2023	75,000
	TOTAL PRIVATE FINANCING - (Cost $950,000)				950,000
Principal Amount ($)			Coupon Rate (%)	Maturity	Fair Value
250,000	U.S. GOVERNMENT & AGENCIES - 8.0% NATIONAL GOVERNMENT - 8.0% United States Treasury Note		2.500	4/30/2024	244,043
	TOTAL U.S. GOVERNMENT & AGENCIES - (Cost $248,881)				244,043
	TOTAL INVESTMENTS - 39.3% - (Cost $1,198,881)				1,194,043
	OTHER ASSETS IN EXCESS OF LIABILITIES - 60.7%				1,840,295
	NET ASSETS - - 100.0%				$3,034,338

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2023, the total market value of 144A securities is $950,000 or 31.3% of net assets.
(b)	Fixed rate Asset.
(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.